INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated affiliates	$ 138,128	$ 129,322
Equity method investments	131,600	126,200
Other investments	6,500	$ 3,100
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 6,900